COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	May 29, 2015	Apr. 30, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
Loss Contingencies [Line Items]
Lease expiration period			various times through September 2023
Rent expense			$ 2.4	$ 2.5	$ 2.6
Subsequent Event [Member]
Loss Contingencies [Line Items]
Expected consolidation cost						$ 2.6
Non-recourse Promissory Notes [Member]
Loss Contingencies [Line Items]
Proceeds from issuance of debt		$ 10.0
Present value of future cash flows expected to be paid		$ 4.4
Contractual obligation			3.8	6.5
Consolidated Funds [Member]
Loss Contingencies [Line Items]
Unfunded capital commitments			$ 0.3	$ 0.5
MCC Advisors LLC [Member] | Moshe Barkat and MVF Holdings [Member]
Loss Contingencies [Line Items]
Debt default	$ 65.0
Damages sought	100.0
Settlement amount	$ 1.5